16. SEGMENTED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2022
Notes
16. SEGMENTED FINANCIAL INFORMATION

16.SEGMENTED FINANCIAL INFORMATION

The Company operates in one industry segment, being the acquisition and exploration of mineral properties. Geographic information is as follows:

Years ended
	December 31, 2022	December 31, 2021
Non-current assets
Portugal	$ 213,934	$ 213,415
Finland	540,932	14,155
	$ 754,866	$ 227,570

Years ended
	December 31, 2022	December 31, 2021
Mineral exploration expenses
Portugal	$ 25,651	$ 24,952
Kosovo	46,678	-
	$ 72,329	$ 24,952